Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jul. 02, 2021	Jun. 26, 2020
Cash flows from operating activities:
Profit before taxes	€ 455	€ 211
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	300	303
Amortisation of intangible assets	42	29
Share-based payment expense	4	0
Finance costs, net	64	55
Income taxes paid	(58)	(79)
Changes in assets and liabilities:
(Increase) in trade and other receivables	(384)	(144)
(Increase) in inventories	(144)	(83)
Increase in trade and other payables	503	41
Increase/(decrease) in net payable receivable from related parties	121	(5)
(Decrease)/increase in provisions	(23)	32
Change in other operating assets and liabilities	28	(7)
Net cash flows from operating activities	908	353
Cash flows from investing activities:
Acquisition of bottling operations, net of cash acquired	(5,145)	0
Purchases of property, plant and equipment	(115)	(241)
Purchases of capitalised software	(42)	(33)
Proceeds from sales of property, plant and equipment	20	35
Investments in equity instruments	0	(3)
Other investing activity, net	16	0
Net cash flows used in investing activities	(5,266)	(242)
Cash flows from financing activities:
Proceeds from borrowings, net	4,877	855
Proceeds from short-term borrowings	305	94
Repayments on third party borrowings	(468)	(227)
Payments of principal on lease obligations	(65)	(60)
Interest paid, net	(58)	(59)
Purchase of own shares under share buyback programme	0	(129)
Exercise of employee share options	18	6
Other financing activities, net	4	(1)
Net cash flows from financing activities	4,613	479
Net change in cash and cash equivalents	255	590
Net effect of currency exchange rate changes on cash and cash equivalents	46	(13)
Cash and cash equivalents at beginning of period	1,523	316
Cash and cash equivalents at end of period	€ 1,824	€ 893